Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	13,742	1,164
Accounts receivable, net (note 5 and 16(d))	70,177	152,810
Unbilled revenue (note 6)	32,168	80,223
Inventories (note 7)	5,907	10,838
Prepaid expenses and deposits (note 8)	2,152	4,198
Assets held for sale (note 9 and 16(a))	52	251
Deferred tax assets (note 10)	3,678	4,396
Total current assets	127,876	253,880
Property, plant and equipment, net (note 11)	277,975	332,252
Other assets (note 12(a))	12,130	17,510
Goodwill (note 13)	0	32,901
Deferred tax assets (note 10)	27,660	56,814
Total Assets	445,641	693,357
Current liabilities
Accounts payable	48,438	109,577
Accrued liabilities (note 14)	15,655	16,273
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	6,357	9,755
Current portion of long term debt (note 15(a))	14,996	25,910
Current portion of derivative financial instruments (note 16(a))	0	3,586
Deferred tax liabilities (note 10)	8,036	19,082
Total current liabilities	93,482	184,183
Long term debt (note 15(a))	103,299	310,925
Derivative financial instruments (note 16(a))	0	2,965
Other long term obligations (note 17(a))	7,207	4,788
Deferred tax liabilities (note 10)	49,818	57,939
Total liabilities	253,806	560,800
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2013 - 34,746,236 (December 31, 2012 - 36,251,006)) (note 18(a))	290,517	304,908
Additional paid-in capital	14,750	10,292
Deficit	(113,432)	(182,616)
Accumulated other comprehensive loss	0	(27)
Total shareholders' equity	191,835	132,557
Total liabilities and shareholders' equity	445,641	693,357
Commitments (note 19)
Contingencies (note 20)